Prepayments and Other Assets - Summary of Prepayment and Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current:
Service tax and other tax receivables	$ 5,953	$ 1,117
Employee receivables	1,276	1,052
Advances to suppliers	1,602	2,073
Prepaid expenses	7,288	7,456
Restricted cash, held in escrow (Refer Note 5(d))		1,535
Other assets	5,880	3,550
Total	21,999	16,783
Non-current:
Deposits	9,491	9,205
Income tax assets	10,517	9,916
Service tax and other tax receivables	14,443	22,246
Other assets	1,501	2,872
Total	$ 35,952	$ 44,239